General and administrative expense and Termination benefits	12 Months Ended
Dec. 31, 2025
General and administrative expenses [Abstract]
General and administrative expense and Termination benefits
27 General and administrative expense and Termination benefits
General and administrative expense
General and administrative expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2023	2024	2025
Staff Costs	45,147	41,107	37,144
Occupancy Costs	2,099	1,359	983
Professional fees	11,278	10,206	11,503
Travel and entertainment	2,172	2,290	1,987
Office and related expenses	6,020	4,576	4,408
Bank fees & payment costs	650	736	786
Bad debt expense	212	989	467
Tax expense / (reversal)	(8,018)	(2,921)	(1,355)
Provisions for liabilities and other charges	1,745	300	171
Depreciation and amortization	9,806	8,160	7,954
Other general and administrative expense	3,314	3,124	2,070
General and administrative expense	74,425	69,926	66,118
Staff costs expense includes share options and stock units granted to eligible employees of USD 4,743 thousand (2024: USD 6,541 thousand and 2023: USD 5,276 thousand).
Tax expense / (reversal), refers to tax expense / (reversal) other than income tax and is comprised of the following:

	As of December 31,
In thousands of USD	2023	2024	2025
Withholding taxes	(6,398)	(4,624)	(4,059)
VAT	(2,999)	(1,446)	(101)
Other taxes	1,378	3,149	2,805
Total	(8,018)	(2,921)	(1,355)
General and administrative expenses for the year includes a tax expense reversal of USD 6.5 million (2024: USD 9.9 million and 2023: USD 18.6 million) primarily resulting from the reversal of tax provisions following the resolution of tax audits in certain jurisdictions where the Group operates, which provided clarity on the tax treatment of intercompany transactions, contributing to reduced tax uncertainty for the Group's operations in the relevant markets. Further details are provided in Note 21.
As of December 31, 2025 Other general and administrative expense includes USD 2,262 thousand (2024: USD 3,055 thousand and 2023: USD 3,192 thousand) for insurance premiums.